Supplemental Cash Flow Information - Cash Flow Changes in Operating Asset and Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Supplemental Cash Flow Information
Trade accounts receivable	$ (641)	$ (3,466)	$ (2,396)	$ (992)
Other accounts receivable	(3,449)	(4,394)	(2,373)	(601)
Prepaid expenses and other	2,654	(1,814)	6,822	(6,520)
Accounts payable	(6,180)	1,841	(5,028)	3,249
Accrued liabilities	(3,692)	(24,540)	(14,865)	(21,649)
Income taxes payable	(2,535)	(40)	(1,370)	1,416
Operating leases	(118)	(185)	(177)	(216)
Deferred revenue	6,861	6,159	5,321	8,517
Changes in operating assets and liabilities	$ (7,100)	$ (26,439)	$ (14,066)	$ (16,796)